CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Operating activities
Net income	$ 63,092	$ 57,442	$ 89,206
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	31,661	28,337	58,436
Amortization of deferred charges	5,424	5,303	11,305
Amortization of seller's credit	(957)	(996)	(1,983)
Equity in earnings of associated companies	(14,019)	(15,530)	(28,200)
Gain on sale of assets and termination of charters	(15,197)	(18,025)	(18,025)
Adjustment of derivatives to fair value recognized in net income	2,705	(4,658)	(7,950)
Gain/(loss) on purchase of bonds	21	1,109	1,218
Interest receivable in form of notes	(1,532)	(1,326)	(2,767)
Other, net	(1,960)	(1,626)	(1,396)
Changes in operating assets and liabilities
Trade accounts receivable	2,241	(4,296)	(4,313)
Due from related parties	(4,650)	53,537	49,189
Other receivables	(5,444)	(1,738)	(740)
Inventories	1,051	(312)	(3,656)
Prepaid expenses and accrued income	355	(436)	(3,236)
Trade accounts payable	(2,442)	(1,161)	2,047
Accrued expenses	(791)	(154)	271
Other current liabilities	(2,481)	752	718
Net cash provided by operating activities	57,077	96,222	140,124
Investing activities
Repayments from investments in direct financing and sales-type leases	(21,921)	(26,387)	(51,220)
Additions to newbuildings	(84,239)	(64,019)	(109,337)
Purchase of vessels	(122,870)	0	0
Proceeds from sale of vessels and termination of charters	(90,746)	(40,366)	(83,583)
Proceeds from sale of investment in associated company	(44,402)	126,097	81,308
Proceeds/(costs) of other long-term investments	50,000	0	0
Purchase of available for sale securities	16,064	(9,668)	(18,140)
Net cash (used in)/provided by investing activities	16,024	(133,031)	(73,982)
Financing activities
Shares issued, net of issuance costs	463	128,880	128,880
Payments in lieu of issuing shares for exercised share options	(1,196)	(448)	(448)
Repurchase of bonds	(75,262)	(248,109)	(254,132)
Proceeds from issuance of short-term and long-term debt	397,332	514,747	705,347
Repayments of short-term and long-term debt	(325,783)	(333,066)	(530,186)
Debt fees paid	(2,254)	(8,343)	(8,390)
Cash dividends paid	(75,562)	(36,371)	(109,114)
Net cash used in financing activities	(82,262)	17,290	(68,043)
Net (decrease)/increase in cash and cash equivalents	(9,161)	(19,519)	(1,901)
Cash and cash equivalents at start of the year	58,641	60,542	60,542
Cash and cash equivalents at end of the year	49,480	41,023	58,641
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 39,952	$ 39,926	$ 77,630